7. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents
	December 31, 2019	December 31, 2018

Cash and banks	176,497	151,558
Cash equivalents	2,076,713	2,877,633
Total	2,253,210	3,029,191